Material accounting policies - Narrative (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Going concern [Abstract]
Loss after income tax	$ (28,955,000)	$ (171,871,000)	$ (419,770,000)
Cash flows from (used in) operating activities	(130,870,000)	(72,378,000)	(37,480,000)
Current assets (liabilities)	401,389,000	65,229,000
Assets (liabilities)		305,361,000
Proceeds from sale of Bitcoin mined (restated)	183,586,000	78,423,000	59,037,000
Equity	1,097,351,000	305,361,000	437,362,000	$ (49,454,000)
Bitcoin on hand	0	0
Adjustments
Going concern [Abstract]
Cash flows from (used in) operating activities	(183,586,000)	(78,423,000)	(59,037,000)
Proceeds from sale of Bitcoin mined (restated)	$ 183,586,000	$ 78,423,000	$ 59,037,000